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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Madison Asset Management, LLC
Chief Legal Officer and Chief Compliance Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
March 31, 2016

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | March 31, 2016
Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.6%
Alternative Funds - 2.9%
SPDR Gold Shares *		40,074	$4,712,703

Bond Funds - 61.6%
Baird Aggregate Bond Fund Institutional Shares		823,270	8,948,944
iShares 3-7 Year Treasury Bond ETF		76,811	9,674,345
iShares 7-10 Year Treasury Bond ETF		44,071	4,862,794
iShares Intermediate Credit Bond ETF		22,034	2,417,130
iShares TIPS Bond Fund ETF		90,850	10,415,044
Madison Core Bond Fund Class Y (A)		3,765,353	37,917,103
Madison Corporate Bond Fund Class Y (A)		1,017,856	11,623,913
Madison High Quality Bond Fund Class Y (A)		289,752	3,213,353
Metropolitan West Total Return Bond Fund Class I		676,776	7,329,486
SPDR Barclays Short-Term High Yield Bond ETF		91,080	2,351,686
			98,753,798

Foreign Stock Funds - 7.2%
iShares Core MSCI EAFE ETF		31,049	1,649,944
iShares MSCI EAFE Minimum Volatility ETF		43,166	2,867,949
Madison NorthRoad International Fund Class Y (A)		296,156	2,860,864
SPDR S&P Emerging Asia Pacific ETF		18,331	1,357,594
WisdomTree Europe Hedged Equity Fund		55,323	2,872,370
			11,608,721

Money Market Funds - 3.4%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		5,470,860	5,470,860

Stock Funds - 25.5%
Energy Select Sector SPDR Fund		11,327	701,368
iShares Russell Mid-Cap ETF		32,624	5,315,102
Madison Dividend Income Fund Class Y (A)		366,402	7,983,905
Madison Investors Fund Class Y (A)		444,587	8,447,146
Madison Large Cap Value Fund Class Y (A)		349,265	5,130,703
Madison Mid Cap Fund Class Y (A)		491,803	4,219,672
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		56,200	816,026
Vanguard Information Technology ETF		43,904	4,808,805
Vanguard Value ETF		41,493	3,418,608
			40,841,335

TOTAL INVESTMENTS - 100.6% ( Cost $156,558,275 )			161,387,417
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(936,770)

TOTAL NET ASSETS - 100.0%			$160,450,647

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.7%
Alternative Funds - 3.0%
SPDR Gold Shares *		69,998	$8,231,765

Bond Funds - 37.3%
iShares 3-7 Year Treasury Bond ETF		76,454	9,629,381
iShares 7-10 Year Treasury Bond ETF		74,954	8,270,424
iShares Intermediate Credit Bond ETF		87,792	9,630,782
iShares TIPS Bond Fund ETF		108,246	12,409,322
Madison Core Bond Fund Class Y (A)		4,828,221	48,620,185
Madison Corporate Bond Fund Class Y (A)		481,207	5,495,383
Metropolitan West Total Return Bond Fund Class I		635,193	6,879,142
SPDR Barclays Short-Term High Yield Bond ETF		53,113	1,371,378
			102,305,997

Foreign Stock Funds - 12.7%
iShares Core MSCI EAFE ETF		131,197	6,971,809
iShares MSCI EAFE Minimum Volatility ETF		114,348	7,597,281
Madison NorthRoad International Fund Class Y (A)		975,734	9,425,586
SPDR S&P Emerging Asia Pacific ETF		53,140	3,935,548
WisdomTree Europe Hedged Equity Fund		133,581	6,935,526
			34,865,750

Money Market Funds - 1.9%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		5,148,934	5,148,934

Stock Funds - 45.8%
Energy Select Sector SPDR Fund		35,704	2,210,792
iShares Core S&P Mid-Cap ETF		96,410	13,901,358
Madison Dividend Income Fund Class Y (A)		814,747	17,753,338
Madison Investors Fund Class Y (A)		1,478,835	28,097,863
Madison Large Cap Value Fund Class Y (A)		1,371,169	20,142,471
Madison Mid Cap Fund Class Y (A)		1,172,762	10,062,295
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		639,714	9,288,649
Vanguard Growth ETF		22,848	2,432,170
Vanguard Information Technology ETF		118,799	13,012,054
Vanguard Value ETF		105,257	8,672,124
			125,573,114

TOTAL INVESTMENTS - 100.7% ( Cost $261,059,237 )			276,125,560
NET OTHER ASSETS AND LIABILITIES - (0.7%)			(1,959,501)

TOTAL NET ASSETS - 100.0%			$274,166,059

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Alternative Funds - 2.9%
SPDR Gold Shares *		22,535	$2,650,116

Bond Funds - 16.9%
iShares 3-7 Year Treasury Bond ETF		10,773	1,356,859
iShares 7-10 Year Treasury Bond ETF		24,863	2,743,383
iShares Intermediate Credit Bond ETF		16,590	1,819,923
Madison Core Bond Fund Class Y (A)		950,112	9,567,627
			15,487,792

Foreign Stock Funds - 17.7%
iShares Core MSCI EAFE ETF		59,933	3,184,840
iShares MSCI EAFE Minimum Volatility ETF		54,186	3,600,118
Madison NorthRoad International Fund Class Y (A)		367,094	3,546,130
SPDR S&P Emerging Asia Pacific ETF		31,401	2,325,558
WisdomTree Europe Hedged Equity Fund		69,739	3,620,849
			16,277,495

Money Market Funds - 3.0%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		2,715,637	2,715,637

Stock Funds - 59.5%
Energy Select Sector SPDR Fund		15,435	955,735
iShares Core S&P Mid-Cap ETF		47,876	6,903,240
Madison Dividend Income Fund Class Y (A)		355,984	7,756,890
Madison Investors Fund Class Y (A)		585,871	11,131,546
Madison Large Cap Value Fund Class Y (A)		493,468	7,249,049
Madison Mid Cap Fund Class Y (A)		711,381	6,103,649
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		356,744	5,179,922
Vanguard Growth ETF		3,585	381,623
Vanguard Information Technology ETF		52,612	5,762,592
Vanguard Value ETF		37,540	3,092,921
			54,517,167

TOTAL INVESTMENTS - 100.0% ( Cost $85,954,422 )			91,648,207
NET OTHER ASSETS AND LIABILITIES - 0.0%			(14,175)

TOTAL NET ASSETS - 100.0%			$91,634,032

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 2.1%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$652,045	$680,521
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	513,284	513,266
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	395,066	394,779
GreatAmerica Leasing Receivables, Series 2015-1, Class A2 (B), 1.12%, 6/20/17	359,108	358,750
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	111,982	111,887
John Deere Owner Trust, Series 2014-B, Class A2A, 0.54%, 7/17/17	147,739	147,690
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (B), 3.12%, 10/15/19	680,000	688,628
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	1,050,000	1,062,075
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	428,046	427,595

Total Asset Backed Securities ( Cost $4,375,287 )		4,385,191
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	3,425,728	399,503
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	500,000	550,847
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	748,067	851,872
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	1,000,000	1,040,625
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	4,404,808	427,761
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	3,097,338	368,512

Total Collateralized Mortgage Obligations ( Cost $3,797,288 )		3,639,120
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	969,321	1,010,686
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (A), 0.65%, 1/25/22	16,913,106	536,005
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.751%, 2/25/45	1,000,000	1,029,109
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.286%, 7/25/48	1,000,000	1,008,221
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	633,203	634,297

Total Commercial Mortgage-Backed Securities ( Cost $4,339,323 )		4,218,318
CORPORATE NOTES AND BONDS - 28.5%
Consumer Discretionary - 6.1%
AARP Inc. (B) (C), 7.5%, 5/1/31	2,000,000	2,793,270
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,042,574
CCO Safari II LLC (B), 4.464%, 7/23/22	800,000	836,214
ERAC USA Finance LLC (B), 6.7%, 6/1/34	1,000,000	1,233,896
Expedia Inc. (B), 5%, 2/15/26	300,000	300,450
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,015,428
GameStop Corp. (B), 6.75%, 3/15/21	200,000	193,500
General Motors Financial Co. Inc., 4.2%, 3/1/21	900,000	929,589
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	263,120
Harman International Industries Inc., 4.15%, 5/15/25	400,000	395,046
Lennar Corp., 4.75%, 4/1/21	500,000	506,250
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	436,987
Newell Rubbermaid Inc., 4.2%, 4/1/26	800,000	836,835
Omnicom Group Inc., 3.6%, 4/15/26	750,000	768,267
Priceline Group Inc./The, 3.65%, 3/15/25	300,000	307,710
Sirius XM Radio Inc. (B), 6%, 7/15/24	350,000	368,375
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	517,500
		12,745,011

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

Consumer Staples - 1.3%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	300,000	335,269
CVS Health Corp. (B), 4.75%, 12/1/22	1,060,000	1,189,465
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,158,122
		2,682,856

Energy - 3.2%
Antero Resources Corp., 5.625%, 6/1/23	300,000	276,000
Energy Transfer Partners L.P., 5.2%, 2/1/22	1,000,000	948,923
Enterprise Products Operating LLC, 3.75%, 2/15/25	750,000	748,631
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	400,000	402,561
Hess Corp., 7.875%, 10/1/29	960,000	1,043,965
Marathon Oil Corp., 2.7%, 6/1/20	300,000	254,581
Marathon Petroleum Corp., 2.7%, 12/14/18	400,000	399,530
Valero Energy Corp., 7.5%, 4/15/32	2,000,000	2,292,912
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	450,000	390,723
		6,757,826

Financials - 7.3%
AerCap Ireland Captial Ltd. / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	400,000	398,000
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,500,000	1,544,742
Air Lease Corp., 3.875%, 4/1/21	500,000	508,125
Air Lease Corp., 3.75%, 2/1/22	700,000	696,927
American International Group Inc., 3.875%, 1/15/35	800,000	714,618
Apollo Management Holdings L.P. (B), 4%, 5/30/24	720,000	732,078
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	256,337
Boston Properties L.P., 3.65%, 2/1/26	450,000	466,944
Fifth Third Bancorp, 2.3%, 3/1/19	500,000	504,524
Glencore Funding LLC (B), 3.125%, 4/29/19	525,000	476,437
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	1,500,000	1,730,580
Huntington National Bank/The, 2.4%, 4/1/20	1,000,000	992,232
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	903,147
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,000,000	1,030,647
Morgan Stanley, 2.65%, 1/27/20	1,000,000	1,014,785
Regions Bank, 2.25%, 9/14/18	250,000	249,571
Synchrony Financial, 3.75%, 8/15/21	1,100,000	1,129,180
Wells Fargo & Co., MTN, 3%, 2/19/25	1,000,000	1,008,118
Welltower Inc., 4.5%, 1/15/24	1,000,000	1,038,087
		15,395,079

Health Care - 1.5%
Actavis Funding SCS (D), 4.55%, 3/15/35	435,000	448,185
Cardinal Health Inc., 1.95%, 6/15/18	800,000	803,738
Express Scripts Holding Co., 3.3%, 2/25/21	500,000	512,508
Forest Laboratories Inc. (B), 5%, 12/15/21	250,000	279,106
Gilead Sciences Inc., 4.75%, 3/1/46	450,000	492,566
HCA Inc., 3.75%, 3/15/19	500,000	512,200
Prospect Medical Holdings Inc. (B), 8.375%, 5/1/19	100,000	103,250
		3,151,553

Industrials - 3.7%
ADT Corp./The, 4.125%, 4/15/19	475,000	501,125
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,500,000	1,820,650
CRH America Inc. (B), 3.875%, 5/18/25	300,000	312,468
Hertz Corp./The, 7.5%, 10/15/18	400,000	406,400
International Lease Finance Corp., 8.875%, 9/1/17	400,000	430,200
Masco Corp., 4.375%, 4/1/26	650,000	661,771

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,496,480
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,861,341
United Rentals North America Inc., 4.625%, 7/15/23	350,000	347,813
		7,838,248

Information Technology - 2.0%
Analog Devices Inc., 5.3%, 12/15/45	600,000	673,335
Apple Inc., 2.25%, 2/23/21	500,000	509,412
Autodesk Inc., 4.375%, 6/15/25	300,000	306,570
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,057,492
First Data Corp. (B), 6.75%, 11/1/20	400,000	420,600
Fiserv Inc., 2.7%, 6/1/20	300,000	305,124
Hewlett-Packard Enterprise Co. (B), 6.35%, 10/15/45	300,000	294,834
Visa Inc., 3.15%, 12/14/25	500,000	521,937
		4,089,304

Materials - 1.1%
Westrock MWV LLC, 8.2%, 1/15/30	1,000,000	1,288,148
Weyerhaeuser Co., 7.375%, 3/15/32	848,000	1,035,796
		2,323,944

Telecommunication Services - 0.8%
Frontier Communications Corp. (B), 11%, 9/15/25	200,000	201,000
Verizon Communications Inc., 3.45%, 3/15/21	500,000	530,698
Verizon Communications Inc., 5.15%, 9/15/23	626,000	722,538
Verizon Communications Inc., 4.4%, 11/1/34	300,000	303,284
		1,757,520

Utilities - 1.5%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,000,000	1,258,501
Interstate Power & Light Co., 6.25%, 7/15/39	1,425,000	1,876,139
		3,134,640

Total Corporate Notes and Bonds ( Cost $56,330,928 )		59,875,981

LONG TERM MUNICIPAL BONDS - 6.2%
General - 6.2%
County of Clark NV, General Obligation, Series C, 7%, 7/1/38	2,000,000	2,338,420
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,146,960
County of Pima, COP, 3.625%, 12/1/27	1,145,000	1,150,038
East Baton Rouge Sewerage Commission Revenue, 6.087%, 2/1/45	1,000,000	1,117,120
Kansas Development Finance Authority Revenue, 6.6%, 10/1/39	500,000	571,655
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,140,390
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,315,480
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	558,770
State of Iowa Revenue, 6.75%, 6/1/34	1,000,000	1,130,000
State of Michigan Revenue, Series B, 7.625%, 9/15/27	1,000,000	1,137,840
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	800,000	843,624
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	500,000	596,100
		13,046,397

Total Long Term Municipal Bonds ( Cost $13,025,625 )		13,046,397

MORTGAGE BACKED SECURITIES - 26.1%
Fannie Mae - 16.2%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

5.5%, 4/1/16 Pool # 745444	26	26
6%, 5/1/16 Pool # 582558	549	550
3.5%, 8/1/29 Pool # MA2003	1,395,629	1,474,830
3%, 4/1/30 Pool # AS4877	497,913	520,383
7%, 11/1/31 Pool # 607515	33,470	38,127
6.5%, 3/1/32 Pool # 631377	61,292	70,099
7%, 5/1/32 Pool # 644591	20,623	23,154
6.5%, 6/1/32 Pool # 545691	454,161	540,455
5.5%, 11/1/33 Pool # 555880	598,438	677,219
7%, 7/1/34 Pool # 792636	39,315	40,974
4%, 2/1/35 Pool # MA2177	2,219,860	2,394,386
5%, 8/1/35 Pool # 829670	653,939	724,135
5%, 9/1/35 Pool # 820347	864,631	977,521
5%, 9/1/35 Pool # 835699	777,021	878,795
3.5%, 12/1/35 Pool # MA2473	1,475,042	1,555,767
5%, 12/1/35 Pool # 850561	298,867	331,231
5.5%, 10/1/36 Pool # 901723	747,582	837,802
6.5%, 10/1/36 Pool # 894118	346,872	396,716
6%, 11/1/36 Pool # 902510	711,353	824,038
5.5%, 5/1/37 Pool # 928292	390,104	443,474
6%, 10/1/37 Pool # 947563	766,110	888,751
6.5%, 8/1/38 Pool # 987711	1,184,550	1,430,315
4.5%, 8/1/40 Pool # AD8243	514,296	561,333
4%, 1/1/41 Pool # AB2080	2,105,557	2,262,837
4.5%, 7/1/41 Pool # AB3274	853,630	934,695
5.5%, 7/1/41 Pool # AL6588	1,940,157	2,187,741
4%, 9/1/41 Pool # AJ1406	1,827,277	1,961,615
3.5%, 6/1/42 Pool # AO4136	2,328,724	2,447,239
4%, 6/1/42 Pool # MA1087	617,364	661,233
3.5%, 8/1/42 Pool # AP2133	992,567	1,043,079
3.5%, 9/1/42 Pool # AB6228	1,635,549	1,718,784
3.5%, 3/1/43 Pool # AT0310	1,096,076	1,151,686
4.5%, 2/1/45 Pool # MA2193	1,423,631	1,555,268
4%, 7/1/45 Pool # MA2342	702,342	750,958
3.5%, 8/1/45 Pool # AS5645	957,404	1,004,284
3.5%, 11/1/45 Pool # BA4907	740,333	776,584
		34,086,084

Freddie Mac - 9.8%
3%, 8/1/27 Pool # J19899	1,882,940	1,979,354
8%, 6/1/30 Pool # C01005	19,970	24,825
7%, 3/1/31 Pool # C48129	59,159	60,734
5.5%, 11/1/34 Pool # A28282	1,081,229	1,226,913
5%, 10/1/39 Pool # G60465	2,572,045	2,850,361
4%, 10/1/41 Pool # Q04092	1,020,835	1,096,408
3%, 9/1/42 Pool # C04233	2,841,477	2,914,266
3%, 4/1/43 Pool # V80025	2,459,101	2,522,083
3%, 4/1/43 Pool # V80026	2,431,996	2,494,160
3.5%, 8/1/44 Pool # Q27927	836,489	879,096
4%, 5/1/45 Pool # G08642	1,796,476	1,918,855
3%, 7/1/45 Pool # G08653	971,425	995,454
3.5%, 8/1/45 Pool # Q35614	1,455,550	1,526,519
		20,489,028

Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	75,758	89,471
6.5%, 4/20/31 Pool # 3068	52,620	62,779

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

			152,250

Total Mortgage Backed Securities ( Cost $53,025,646 )			54,727,362

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.1%
U.S. Treasury Bonds - 7.6%
6.625%, 2/15/27		6,600,000	9,717,728
4.500%, 5/15/38		4,000,000	5,497,188
3.000%, 5/15/45		750,000	808,857
			16,023,773

U.S. Treasury Notes - 22.5%
0.750%, 10/31/17		7,000,000	7,002,464
4.250%, 11/15/17		5,500,000	5,810,233
2.750%, 2/15/19		7,250,000	7,639,970
3.375%, 11/15/19		9,000,000	9,757,971
2.625%, 11/15/20		6,500,000	6,913,361
2.000%, 11/15/21		5,000,000	5,171,095
2.750%, 11/15/23		3,500,000	3,790,938
2.250%, 11/15/25		1,000,000	1,040,742
			47,126,774

Total U.S. Government and Agency Obligations ( Cost $57,545,993 )			63,150,547
		Shares
SHORT-TERM INVESTMENTS - 3.7%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		7,669,682	7,669,682

Total Short-Term Investments ( Cost $7,669,682 )			7,669,682

TOTAL INVESTMENTS - 100.4% ( Cost $200,109,772 )			210,712,598
NET OTHER ASSETS AND LIABILITIES - (0.4%)			(840,192)

TOTAL NET ASSETS - 100.0%			$209,872,406

(A)	Floating rate or variable rate note. Rate shown is as of March 31, 2016.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.4% of total net assets.
MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 92.4%
Consumer Discretionary - 24.9%
Cablevision Systems Corp., 5.875%, 9/15/22	$100,000	$84,250
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	356,125
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	200,000	209,500
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	198,000
CST Brands Inc., 5%, 5/1/23	150,000	151,875
DISH DBS Corp., 5.125%, 5/1/20	500,000	496,250
DISH DBS Corp., 5.875%, 11/15/24	100,000	91,750
GameStop Corp. (A), 6.75%, 3/15/21	225,000	217,688
Isle of Capri Casinos Inc., 5.875%, 3/15/21	300,000	309,000
Lamar Media Corp., 5.875%, 2/1/22	500,000	526,250
Lear Corp., 5.25%, 1/15/25	200,000	207,250
LTF Merger Sub Inc. (A), 8.5%, 6/15/23	250,000	242,500
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	409,000
New Red Finance Inc. (A) (B), 6%, 4/1/22	400,000	416,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, 2/15/22	150,000	153,750
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	520,625
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	255,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	310,875
Scientific Games International Inc., 6.25%, 9/1/20	300,000	180,000
Sinclair Television Group Inc., 5.375%, 4/1/21	150,000	154,688
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	262,812
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	245,937
Univision Communications Inc. (A), 6.75%, 9/15/22	452,000	479,120
UPCB Finance VI Ltd. (A) (B), 6.875%, 1/15/22	315,000	333,112
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	375,000	354,375
		7,165,732

Consumer Staples - 3.3%
Cott Beverages Inc., 5.375%, 7/1/22	250,000	253,750
First Quality Finance Co. Inc. (A) (C), 4.625%, 5/15/21	400,000	386,000
Post Holdings Inc. (A), 6.75%, 12/1/21	100,000	105,375
Post Holdings Inc. (A), 6%, 12/15/22	200,000	206,000
		951,125

Energy - 4.1%
Devon Energy Corp., 6.3%, 1/15/19	350,000	353,820
Marathon Oil Corp., 6%, 10/1/17	200,000	202,733
Rice Energy Inc., 6.25%, 5/1/22	500,000	435,000
Unit Corp., 6.625%, 5/15/21	400,000	201,000
		1,192,553

Financials - 4.4%
Ally Financial Inc., 3.75%, 11/18/19	400,000	396,000
Equinix Inc., 5.875%, 1/15/26	100,000	105,450
Iron Mountain Inc., 6%, 8/15/23	200,000	210,000
Iron Mountain Inc., 5.75%, 8/15/24	150,000	153,750
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	194,000
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	201,000
		1,260,200

Health Care - 11.5%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	505,000
Alere Inc. (A), 6.375%, 7/1/23	250,000	262,500
Centene Escrow Corp. (A), 5.625%, 2/15/21	250,000	260,625

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
High Income Fund Portfolio of Investments (unaudited)

CHS/Community Health Systems Inc., 6.875%, 2/1/22	250,000	225,625
Grifols Worldwide Operations Ltd. (B), 5.25%, 4/1/22	250,000	256,875
HCA Inc., 5.875%, 2/15/26	100,000	103,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (A), 6.375%, 8/1/23	100,000	102,680
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	246,000
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B), 4.875%, 4/15/20	500,000	468,500
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	200,000	208,000
Prospect Medical Holdings Inc. (A), 8.375%, 5/1/19	250,000	258,125
Surgical Care Affiliates Inc. (A), 6%, 4/1/23	250,000	251,875
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	200,000	157,500
		3,306,305

Industrials - 17.3%
ACCO Brands Corp., 6.75%, 4/30/20	300,000	317,250
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	531,250
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	228,750
Bombardier Inc. (A) (B), 6.125%, 1/15/23	200,000	151,500
Covanta Holding Corp., 5.875%, 3/1/24	500,000	485,000
FTI Consulting Inc., 6%, 11/15/22	500,000	523,750
GCP Applied Technologies Inc. (A), 9.5%, 2/1/23	150,000	162,750
Griffon Corp., 5.25%, 3/1/22	300,000	299,250
Hertz Corp./The, 5.875%, 10/15/20	450,000	455,220
Manitowoc Foodservice Inc. (A), 9.5%, 2/15/24	300,000	327,000
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	420,000	430,500
Nortek Inc., 8.5%, 4/15/21	250,000	259,375
Standard Industries Inc. (A), 5.375%, 11/15/24	250,000	253,750
Summit Materials LLC / Summit Materials Finance Corp. (A), 8.5%, 4/15/22	250,000	258,125
United Rentals North America Inc., 8.25%, 2/1/21	81,000	84,645
West Corp. (A), 5.375%, 7/15/22	250,000	229,325
		4,997,440

Information Technology - 6.5%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	407,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	502,500
Hughes Satellite Systems Corp., 6.5%, 6/15/19	225,000	247,781
ViaSat Inc., 6.875%, 6/15/20	300,000	311,625
Western Digital Corp. (A), 7.375%, 4/1/23	200,000	204,000
Western Digital Corp. (A), 10.5%, 4/1/24	200,000	200,500
		1,873,406

Materials - 6.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (A) (B), 9.125%, 10/15/20	300,000	309,000
Berry Plastics Corp., 5.125%, 7/15/23	250,000	251,875
Boise Cascade Co., 6.375%, 11/1/20	600,000	598,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	400,000	410,500
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	415,000
		1,984,875

Telecommunication Services - 6.0%
Altice S.A. (A) (B), 7.625%, 2/15/25	400,000	383,000
CenturyLink Inc., 7.5%, 4/1/24	500,000	501,250
GCI Inc., 6.875%, 4/15/25	250,000	255,000
Intelsat Luxembourg S.A. (B), 7.75%, 6/1/21	100,000	29,750
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	309,750
T-Mobile USA Inc., 6.633%, 4/28/21	150,000	156,750

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
High Income Fund Portfolio of Investments (unaudited)

T-Mobile USA Inc., 6.5%, 1/15/26		100,000	103,875
			1,739,375

Utilities - 7.5%
AES Corp., 5.5%, 4/15/25		200,000	193,000
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22		250,000	256,250
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19		500,000	511,250
Dynegy Inc., 7.625%, 11/1/24		150,000	136,125
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.75%, 1/15/22		400,000	355,000
NRG Energy Inc., 6.25%, 7/15/22		300,000	279,000
NRG Energy Inc., 6.25%, 5/1/24		200,000	183,500
Talen Energy Supply LLC (A), 4.625%, 7/15/19		300,000	260,250
			2,174,375

Total Corporate Notes and Bonds ( Cost $26,986,361 )			26,645,386
		Shares
SHORT-TERM INVESTMENTS - 9.1%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		2,636,782	2,636,782

Total Short-Term Investments ( Cost $2,636,782 )			2,636,782

TOTAL INVESTMENTS - 101.5% ( Cost $29,623,143 )			29,282,168
NET OTHER ASSETS AND LIABILITIES - (1.5%)			(444,009)

TOTAL NET ASSETS - 100.0%			$28,838,159

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.8% of total net assets.
(C)	Illiquid security (See Note 2).
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 54.2%
Consumer Discretionary - 5.2%
Home Depot Inc./The	30,000	$4,002,900
McDonald's Corp.	55,000	6,912,400
Omnicom Group Inc.	36,000	2,996,280
Tiffany & Co.	25,000	1,834,500
		15,746,080

Consumer Staples - 10.4%
Coca-Cola Co./The	92,000	4,267,880
General Mills Inc.	70,000	4,434,500
Hershey Co./The	35,000	3,223,150
JM Smucker Co./The	42,500	5,518,200
Nestle S.A., ADR	50,500	3,767,805
PepsiCo Inc.	31,500	3,228,120
Procter & Gamble Co./The	85,500	7,037,505
		31,477,160

Energy - 3.8%
Chevron Corp.	35,000	3,339,000
Exxon Mobil Corp.	68,500	5,725,915
Schlumberger Ltd.	32,000	2,360,000
		11,424,915

Financials - 6.9%
BB&T Corp.	66,000	2,195,820
Northern Trust Corp.	34,500	2,248,365
Travelers Cos. Inc./The	64,000	7,469,440
US Bancorp	103,000	4,180,770
Wells Fargo & Co.	97,000	4,690,920
		20,785,315

Health Care - 7.1%
Amgen Inc.	14,000	2,099,020
Johnson & Johnson	62,500	6,762,500
Medtronic PLC	44,000	3,300,000
Merck & Co. Inc.	72,000	3,809,520
Pfizer Inc.	185,000	5,483,400
		21,454,440

Industrials - 8.3%
3M Co.	21,500	3,582,545
Boeing Co./The	25,500	3,236,970
General Electric Co.	212,000	6,739,480
United Parcel Service Inc., Class B	40,500	4,271,535
United Technologies Corp.	37,000	3,703,700
Waste Management Inc.	60,500	3,569,500
		25,103,730

Information Technology - 7.1%
Accenture PLC, Class A	38,500	4,442,900
Automatic Data Processing Inc.	21,000	1,883,910
Cisco Systems Inc.	68,000	1,935,960
Linear Technology Corp.	70,500	3,141,480
Microsoft Corp.	117,000	6,461,910
Texas Instruments Inc.	63,500	3,646,170
		21,512,330

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

Materials - 1.0%
Praxair Inc.	28,000	3,204,600

Telecommunication Service - 1.9%
Verizon Communications Inc.	108,000	5,840,640

Utilities - 2.5%
Duke Energy Corp.	57,000	4,598,760
NextEra Energy Inc.	26,000	3,076,840
		7,675,600

Total Common Stocks ( Cost $115,835,625 )		164,224,810
	Par Value
ASSET BACKED SECURITIES - 1.5%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$599,648	625,837
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	550,000	549,820
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	384,963	384,949
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	245,921	245,423
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	254,881	254,696
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	127,979	127,871
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	725,000	724,761
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	81,760	81,757
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	500,000	501,294
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	600,000	606,900
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	126,641	126,507
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	196,968	196,555

Total Asset Backed Securities ( Cost $4,422,804 )		4,426,370

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	481,000	529,915
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	682,611	777,333
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	600,000	624,375
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	400,000	431,549

Total Collateralized Mortgage Obligations ( Cost $2,338,307 )		2,363,172

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	371,573	387,430
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.751%, 2/25/45	700,000	720,377
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.286%, 7/25/48	750,000	756,165

Total Commercial Mortgage-Backed Securities ( Cost $1,916,566 )		1,863,972

CORPORATE NOTES AND BONDS - 15.2%
Consumer Discretionary - 3.1%
AARP Inc. (B) (C), 7.5%, 5/1/31	2,000,000	2,793,270
CCO Safari II LLC (B), 4.464%, 7/23/22	600,000	627,161
ERAC USA Finance LLC (B), 6.7%, 6/1/34	1,850,000	2,282,708
GameStop Corp. (B), 6.75%, 3/15/21	200,000	193,500
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	468,000

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

Lennar Corp., 4.75%, 4/1/21	350,000	354,375
Newell Rubbermaid Inc., 5.5%, 4/1/46	450,000	488,878
Omnicom Group Inc., 3.6%, 4/15/26	650,000	665,831
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	1,600,000	1,615,728
		9,489,451

Consumer Staples - 0.2%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	150,000	167,634
CVS Health Corp., 5.125%, 7/20/45	400,000	463,249
		630,883

Energy - 2.0%
Antero Resources Corp., 5.625%, 6/1/23	200,000	184,000
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,633,830
Energy Transfer Partners L.P., 5.2%, 2/1/22	600,000	569,354
Enterprise Products Operating LLC, 3.75%, 2/15/25	400,000	399,270
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	530,150
Hess Corp., 7.875%, 10/1/29	1,150,000	1,250,582
Phillips 66, 4.65%, 11/15/34	500,000	495,980
Schlumberger Holdings Corp. (B), 4%, 12/21/25	400,000	412,972
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	651,205
		6,127,343

Financials - 2.1%
Air Lease Corp., 3.75%, 2/1/22	500,000	497,805
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	256,337
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	500,000	507,714
General Motors Financial Co. Inc., 4.2%, 3/1/21	650,000	671,370
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	975,000	1,124,877
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,197,889
Morgan Stanley, 2.8%, 6/16/20	500,000	509,106
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	208,642
Synchrony Financial, 3.75%, 8/15/21	600,000	615,916
Welltower Inc., 4.5%, 1/15/24	725,000	752,613
		6,342,269

Health Care - 1.8%
AbbVie Inc., 2%, 11/6/18	1,200,000	1,212,598
Actavis Funding SCS (D), 4.75%, 3/15/45	300,000	315,512
Amgen Inc., 5.85%, 6/1/17	2,000,000	2,105,360
Express Scripts Holding Co., 3.3%, 2/25/21	375,000	384,381
HCA Inc., 3.75%, 3/15/19	300,000	307,320
Prospect Medical Holdings Inc. (B), 8.375%, 5/1/19	100,000	103,250
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	1,026,645
		5,455,066

Industrials - 1.7%
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,656,792
International Lease Finance Corp., 8.875%, 9/1/17	450,000	483,975
Masco Corp., 4.375%, 4/1/26	400,000	407,244
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,129,441
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,396,005
		5,073,457

Information Technology - 0.9%
Analog Devices Inc., 5.3%, 12/15/45	350,000	392,779
Apple Inc., 2.25%, 2/23/21	500,000	509,411

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

Cisco Systems Inc., 2.2%, 2/28/21	700,000	713,927
Intel Corp., 4.9%, 7/29/45	400,000	448,628
Thomson Reuters Corp. (D), 4.3%, 11/23/23	600,000	637,033
		2,701,778

Materials - 0.4%
Westrock MWV LLC, 8.2%, 1/15/30	1,025,000	1,320,352

Telecommunication Services - 1.7%
AT&T Inc., 4.75%, 5/15/46	500,000	487,729
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,516,637
Frontier Communications Corp. (B), 11%, 9/15/25	150,000	150,750
Harris Corp., 5.054%, 4/27/45	500,000	532,734
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,454,308
		5,142,158

Utilities - 1.3%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,555,000	1,956,969
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,797,144
		3,754,113

Total Corporate Notes and Bonds ( Cost $42,232,116 )		46,036,870

LONG TERM MUNICIPAL BONDS - 3.3%
General - 3.3%
County of Clark NV, General Obligation, Series C, 7%, 7/1/38	1,000,000	1,169,210
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,146,960
County of Pima, COP, Series B, 3.475%, 12/1/26	1,105,000	1,113,199
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,140,390
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,315,480
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	500,000	556,440
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	558,770
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	935,306
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	800,000	912,648
State of Iowa Revenue, 6.75%, 6/1/34	500,000	565,000
State of Michigan Revenue, Series B, 7.625%, 9/15/27	500,000	568,920
		9,982,323

Total Long Term Municipal Bonds ( Cost $9,940,207 )		9,982,323

MORTGAGE BACKED SECURITIES - 10.5%
Fannie Mae - 6.9%
5.5%, 4/1/16 Pool # 745444	10	10
6%, 5/1/16 Pool # 582558	1,007	1,008
3%, 11/1/26 Pool # AB3902	976,511	1,022,589
3%, 5/1/27 Pool # AL1715	751,448	786,814
3.5%, 8/1/29 Pool # MA2003	560,706	592,526
3%, 4/1/30 Pool # AS4877	497,913	520,383
7%, 11/1/31 Pool # 607515	33,470	38,127
7%, 5/1/32 Pool # 644591	11,338	12,729
5.5%, 10/1/33 Pool # 254904	222,502	251,845
5.5%, 11/1/33 Pool # 555880	598,438	677,219
5%, 5/1/34 Pool # 780890	812,694	902,613
7%, 7/1/34 Pool # 792636	18,818	19,612

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

4%, 2/1/35 Pool # MA2177	1,067,240	1,151,147
5%, 9/1/35 Pool # 820347	353,379	399,517
5%, 9/1/35 Pool # 835699	325,252	367,853
5%, 12/1/35 Pool # 850561	125,024	138,563
5.5%, 9/1/36 Pool # 831820	605,187	696,119
6%, 9/1/36 Pool # 831741	314,363	358,212
5.5%, 10/1/36 Pool # 901723	280,343	314,176
5.5%, 12/1/36 Pool # 903059	479,464	548,037
4%, 1/1/41 Pool # AB2080	935,803	1,005,705
4.5%, 7/1/41 Pool # AB3274	269,079	294,632
5.5%, 7/1/41 Pool # AL6588	1,119,321	1,262,158
4%, 9/1/41 Pool # AJ1406	812,123	871,829
4%, 10/1/41 Pool # AJ4046	841,814	909,359
3.5%, 6/1/42 Pool # AO4134	665,927	701,048
3.5%, 6/1/42 Pool # AO4136	873,272	917,715
3.5%, 8/1/42 Pool # AP2133	827,139	869,233
3%, 2/1/43 Pool # AB8486	1,217,111	1,251,257
3%, 2/1/43 Pool # AL3072	938,608	966,486
3.5%, 3/1/43 Pool # AT0310	697,503	732,891
4.5%, 2/1/45 Pool # MA2193	803,943	878,280
3.5%, 4/1/45 Pool # MA2229	700,556	734,859
3.5%, 11/1/45 Pool # BA4907	740,333	776,584
		20,971,135

Freddie Mac - 3.6%
3%, 8/1/27 Pool # J19899	835,869	878,669
8%, 6/1/30 Pool # C01005	15,976	19,860
6.5%, 1/1/32 Pool # C62333	92,097	105,643
5%, 10/1/39 Pool # G60465	1,624,424	1,800,200
3.5%, 11/1/40 Pool # G06168	433,295	454,192
4.5%, 9/1/41 Pool # Q03516	808,929	881,541
4%, 10/1/41 Pool # Q04092	1,020,835	1,096,408
3%, 9/1/42 Pool # C04233	1,461,331	1,498,766
3%, 4/1/43 Pool # V80025	983,640	1,008,833
3%, 4/1/43 Pool # V80026	972,798	997,664
4%, 5/1/45 Pool # G08642	1,077,886	1,151,313
3.5%, 8/1/45 Pool # Q35614	970,367	1,017,680
		10,910,769

Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	43,334	51,700

Total Mortgage Backed Securities ( Cost $31,062,268 )		31,933,604

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.9%
U.S. Treasury Bonds - 1.9%
6.625%, 2/15/27	2,270,000	3,342,309
3.000%, 5/15/42	1,000,000	1,085,781
2.500%, 2/15/45	1,250,000	1,218,848
		5,646,938

U.S. Treasury Notes - 10.0%
0.500%, 7/31/17	4,000,000	3,990,156
2.375%, 7/31/17	2,000,000	2,044,376
4.250%, 11/15/17	4,000,000	4,225,624
3.875%, 5/15/18	1,000,000	1,066,758

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

2.750%, 2/15/19		1,300,000	1,369,926
3.125%, 5/15/19		2,000,000	2,137,734
3.625%, 8/15/19		1,750,000	1,904,423
3.375%, 11/15/19		1,000,000	1,084,219
2.000%, 7/31/20		1,000,000	1,035,508
2.625%, 11/15/20		7,400,000	7,870,596
2.000%, 2/15/22		1,750,000	1,809,815
1.750%, 5/15/22		1,750,000	1,779,463
			30,318,598

Total U.S. Government and Agency Obligations ( Cost $34,095,240 )			35,965,536
		Shares
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		6,672,713	6,672,713

Total Short-Term Investments ( Cost $6,672,713 )			6,672,713

TOTAL INVESTMENTS - 100.2% ( Cost $248,515,846 )			303,469,370
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(628,046)

TOTAL NET ASSETS - 100.0%			$302,841,324

(A)	Floating rate or variable rate note. Rate shown is as of March 31, 2016.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
ADR	American Depositary Receipt.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.
REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.0%
Consumer Discretionary - 7.1%
Mattel Inc.	341,000	$11,464,420
McDonald's Corp.	110,000	13,824,800
		25,289,220

Consumer Staples - 14.1%
General Mills Inc.	150,000	9,502,500
JM Smucker Co./The	128,000	16,619,520
Procter & Gamble Co./The	138,000	11,358,780
Tyson Foods Inc., Class A	197,000	13,132,020
		50,612,820

Energy - 7.6%
Exxon Mobil Corp.	184,000	15,380,561
Occidental Petroleum Corp.	172,000	11,769,960
		27,150,521

Financials - 23.9%
American International Group Inc.	229,002	12,377,558
Arch Capital Group Ltd. *	76,000	5,403,600
Bank of New York Mellon Corp./The	147,000	5,414,010
Berkshire Hathaway Inc., Class B *	55,000	7,803,400
Citigroup Inc.	100,000	4,175,000
Digital Realty Trust Inc., REIT	126,500	11,193,985
Markel Corp. *	14,700	13,106,079
Nasdaq Inc.	100,000	6,638,000
US Bancorp	172,000	6,981,480
Wells Fargo & Co.	259,000	12,525,240
		85,618,352

Health Care - 6.6%
Baxter International Inc.	180,000	7,394,400
Johnson & Johnson	85,500	9,251,100
Pfizer Inc.	238,000	7,054,320
		23,699,820

Industrials - 16.7%
Expeditors International of Washington Inc.	94,000	4,588,140
Fluor Corp.	135,000	7,249,500
General Electric Co.	615,000	19,550,850
Jacobs Engineering Group Inc. *	311,000	13,544,050
Republic Services Inc.	314,000	14,962,100
		59,894,640

Information Technology - 9.2%
Cisco Systems Inc.	257,000	7,316,790
FLIR Systems Inc.	284,000	9,357,800
Microsoft Corp.	292,000	16,127,160
		32,801,750

Telecommunication Services - 4.4%
AT&T Inc.	116,000	4,543,720
T-Mobile U.S. Inc. *	293,000	11,221,900
		15,765,620

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Large Cap Value Fund Portfolio of Investments (unaudited)

Utilities - 4.4%
Duke Energy Corp.		131,000	10,569,080
NextEra Energy Inc.		45,000	5,325,300
			15,894,380

Total Common Stocks ( Cost $287,452,786 )			336,727,123
SHORT-TERM INVESTMENTS - 6.6%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		23,470,184	23,470,184

Total Short-Term Investments ( Cost $23,470,184 )			23,470,184

TOTAL INVESTMENTS - 100.6% ( Cost $310,922,970 )			360,197,307
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(2,288,917)

TOTAL NET ASSETS - 100.0%			$357,908,390

*	Non-income producing.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.7%
Consumer Discretionary - 19.2%
Amazon.com Inc. *	4,210	$2,499,224
CBS Corp., Class B	87,000	4,792,830
Discovery Communications Inc., Class C *	110,556	2,985,012
Home Depot Inc./The	40,295	5,376,562
Liberty Global PLC, Series C *	105,590	3,965,960
McDonald's Corp.	53,320	6,701,258
Nordstrom Inc.	60,000	3,432,600
Omnicom Group Inc.	81,500	6,783,245
Starbucks Corp.	52,000	3,104,400
TJX Cos. Inc./The	74,660	5,849,611
Walt Disney Co./The	67,150	6,668,667
		52,159,369

Consumer Staples - 9.8%
Costco Wholesale Corp.	25,940	4,087,625
CVS Health Corp.	70,270	7,289,107
Diageo PLC, ADR	37,466	4,041,457
JM Smucker Co./The	43,615	5,662,972
PepsiCo Inc.	53,515	5,484,217
		26,565,378

Energy - 1.8%
Schlumberger Ltd.	67,565	4,982,919

Financials - 6.9%
Berkshire Hathaway Inc., Class B *	35,695	5,064,407
Brookfield Asset Management Inc., Class A	138,890	4,831,983
McGraw Hill Financial Inc.	43,390	4,294,742
T. Rowe Price Group Inc.	60,000	4,407,600
		18,598,732

Health Care - 19.8%
Amgen Inc.	46,935	7,036,965
Biogen Inc. *	21,430	5,578,658
Celgene Corp. *	32,180	3,220,896
Express Scripts Holding Co. *	68,415	4,699,426
Gilead Sciences Inc.	84,890	7,797,996
HCA Holdings Inc. *	57,945	4,522,607
Johnson & Johnson	63,500	6,870,700
McKesson Corp.	32,865	5,168,021
Thermo Fisher Scientific Inc.	34,865	4,936,535
Varian Medical Systems Inc. *	50,000	4,001,000
		53,832,804

Industrials - 10.0%
3M Co.	21,137	3,522,058
Boeing Co./The	32,760	4,158,554
Danaher Corp.	57,766	5,479,683
PACCAR Inc.	49,225	2,692,115
United Parcel Service Inc., Class B	64,000	6,750,080
W.W. Grainger Inc.	18,950	4,423,499
		27,025,989

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Information Technology - 29.2%

	Communications Equipment - 1.5%
	QUALCOMM Inc.	78,000	3,988,920

	Computers & Peripherals - 4.8%
	Apple Inc.	120,660	13,150,733

	Electronic Equipment, Instruments & Components - 1.5%
	TE Connectivity Ltd.	66,265	4,103,129

	Internet Software & Services - 4.8%
	Alphabet Inc., Class C *	17,597	13,108,885

	IT Services - 6.7%
	Accenture PLC, Class A	63,532	7,331,593
	PayPal Holdings Inc. *	118,222	4,563,369
	Visa Inc., Class A	83,684	6,400,152
			18,295,114

	Semiconductors & Semiconductor Equipment - 1.9%
	Linear Technology Corp.	114,510	5,102,566

	Software - 8.0%
	Microsoft Corp.	191,700	10,587,591
	Oracle Corp.	269,632	11,030,645
			21,618,236
			79,367,583

Total Common Stocks ( Cost $177,423,357 )			262,532,774
	SHORT-TERM INVESTMENTS - 3.3%
	State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class	9,092,787	9,092,787

Total Short-Term Investments ( Cost $9,092,787 )			9,092,787

TOTAL INVESTMENTS - 100.0% ( Cost $186,516,144 )			271,625,561
NET OTHER ASSETS AND LIABILITIES - 0.0%			(96,654)

TOTAL NET ASSETS - 100.0%			$271,528,907

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.9%
Consumer Discretionary - 29.0%
Media - 12.8%
Discovery Communications Inc., Class C *	234,080	$6,320,160
Liberty Broadband Corp., Class C *	134,659	7,803,489
Liberty Global PLC, Series C *	199,715	7,501,296
Omnicom Group Inc.	89,810	7,474,886
		29,099,831

Specialty Retail - 16.2%
CarMax Inc. *	144,742	7,396,316
Ross Stores Inc.	230,925	13,370,557
Sally Beauty Holdings Inc. *	356,465	11,542,337
Tiffany & Co.	62,858	4,612,520
		36,921,730
		66,021,561

Consumer Staples - 3.0%
Brown-Forman Corp., Class B	21,421	2,109,326
Hershey Co./The	50,943	4,691,341
		6,800,667

Energy - 3.4%
Oceaneering International Inc.	63,335	2,105,255
World Fuel Services Corp.	116,962	5,682,014
		7,787,269

Financials - 26.1%
Commercial Banks - 3.9%
Glacier Bancorp Inc.	172,778	4,392,017
M&T Bank Corp.	39,911	4,430,121
		8,822,138

Insurance - 15.4%
Arch Capital Group Ltd. *	72,289	5,139,748
Brown & Brown Inc.	346,575	12,407,385
Markel Corp. *	12,139	10,822,768
WR Berkley Corp.	122,012	6,857,074
		35,226,975

Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	32,747	3,352,310
Crown Castle International Corp.	27,265	2,358,423
		5,710,733

Real Estate Management & Development - 4.3%
Brookfield Asset Management Inc., Class A	280,267	9,750,489
		59,510,335

Health Care - 7.9%
DaVita HealthCare Partners Inc. *	93,263	6,843,639
Laboratory Corp. of America Holdings *	61,512	7,204,900
Perrigo Co. PLC	31,561	4,037,599
		18,086,138

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Mid Cap Fund Portfolio of Investments (unaudited)

	Industrials - 13.1%
	Copart Inc. *	239,421	9,761,194
	Expeditors International of Washington Inc.	173,150	8,451,451
	Fastenal Co.	106,440	5,215,560
	IHS Inc., Class A *	50,742	6,300,127
			29,728,332

	Information Technology - 8.3%
	Amphenol Corp., Class A	86,656	5,010,450
	CDW Corp.	162,021	6,723,872
	Motorola Solutions Inc.	93,350	7,066,595
			18,800,917

	Materials - 3.1%
	Crown Holdings Inc. *	144,194	7,150,581

Total Common Stocks ( Cost $144,425,329 )			213,885,800
	SHORT-TERM INVESTMENTS - 6.1%
	State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class	13,970,118	13,970,118

Total Short-Term Investments ( Cost $13,970,118 )			13,970,118

TOTAL INVESTMENTS - 100.0% ( Cost $158,395,447 )			227,855,918
NET OTHER ASSETS AND LIABILITIES - 0.0%			(50,360)

TOTAL NET ASSETS - 100.0%			$227,805,558

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.5%
Australia - 1.5%
BHP Billiton Ltd.	50,995	$659,061

Brazil - 1.8%
Estacio Participacoes S.A.	104,487	343,481
Kroton Educacional S.A.	128,580	410,523
		754,004

Denmark - 5.0%
Carlsberg AS, Class B	11,429	1,089,058
ISS AS	26,845	1,077,736
		2,166,794

France - 13.3%
AXA S.A.	39,185	922,538
BNP Paribas S.A.	14,160	712,663
LVMH Moet Hennessy Louis Vuitton SE	4,772	817,224
Schneider Electric SE	16,655	1,052,578
Technip S.A.	18,525	1,026,787
Total S.A.	26,323	1,199,915
		5,731,705

Germany - 3.2%
SAP SE	16,955	1,371,739

Ireland - 4.6%
CRH PLC	34,724	980,490
Perrigo Co. PLC	7,907	1,011,542
		1,992,032

Israel - 1.9%
Teva Pharmaceutical Industries Ltd., ADR	15,170	811,747

Japan - 9.3%
Hitachi Ltd.	211,265	988,513
Mitsubishi UFJ Financial Group Inc.	183,120	848,523
Secom Co. Ltd.	17,343	1,289,187
Seven & I Holdings Co. Ltd.	20,024	852,592
		3,978,815

Netherlands - 6.7%
Akzo Nobel N.V.	12,800	872,450
ING Groep N.V.	69,965	846,288
Sensata Technologies Holding N.V. *	30,189	1,172,541
		2,891,279

Singapore - 1.6%
DBS Group Holdings Ltd.	60,570	691,150

South Korea - 2.7%
Samsung Electronics Co. Ltd.	992	1,138,076

Sweden - 2.6%
Telefonaktiebolaget LM Ericsson, Class B	113,431	1,135,952

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
International Stock Fund Portfolio of Investments (unaudited)

	Switzerland - 14.5%
	Credit Suisse Group AG *	55,065	779,403
	Nestle S.A.	15,055	1,124,956
	Novartis AG	13,702	993,219
	Roche Holding AG	3,740	920,657
	Syngenta AG	3,016	1,254,641
	TE Connectivity Ltd.	18,999	1,176,418
			6,249,294

	United Kingdom - 26.8%
	Babcock International Group PLC	65,412	892,036
	Barclays PLC	258,690	557,315
	Berendsen PLC	53,105	917,552
	Compass Group PLC	59,965	1,057,611
	Diageo PLC	60,105	1,624,219
	GlaxoSmithKline PLC	39,970	810,585
	HSBC Holdings PLC	92,597	577,054
	Rolls-Royce Holdings PLC *	60,370	591,338
	Royal Dutch Shell PLC, Class A	72,874	1,762,558
	Standard Chartered PLC	79,580	540,109
	Tesco PLC *	369,941	1,019,086
	WPP PLC	49,450	1,155,537
			11,505,000

Total Common Stocks ( Cost $46,655,984 )			41,076,648
	SHORT-TERM INVESTMENTS - 3.7%
	State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class	1,581,801	1,581,801

Total Short-Term Investments ( Cost $1,581,801 )			1,581,801

TOTAL INVESTMENTS - 99.2% ( Cost $48,237,785 )			42,658,449
NET OTHER ASSETS AND LIABILITIES - 0.8%			341,569

TOTAL NET ASSETS - 100.0%			$43,000,018

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Master Fund - 98.9%#
Madison Funds: Madison Target Retirement 2020 Fund Class R6 (A)		5,417,132	$52,383,664

Money Market Funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		345,826	345,826

TOTAL INVESTMENTS - 99.6% ( Cost $49,509,817 )			52,729,490
NET OTHER ASSETS AND LIABILITIES - 0.4%			208,341

TOTAL NET ASSETS - 100.0%			$52,937,831

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Master Fund - 97.4%#
Madison Funds: Madison Target Retirement 2030 Fund Class R6 (A)		7,882,221	$74,723,451

Money Market Funds - 2.5%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		1,898,895	1,898,895

TOTAL INVESTMENTS - 99.9% ( Cost $70,006,043 )			76,622,346
NET OTHER ASSETS AND LIABILITIES - 0.1%			94,401

TOTAL NET ASSETS - 100.0%			$76,716,747

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Master Fund - 97.9%#
Madison Funds: Madison Target Retirement 2040 Fund Class R6 (A)		5,294,684	$49,134,672

Money Market Funds - 1.7%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		833,071	833,071

TOTAL INVESTMENTS - 99.6% ( Cost $45,107,072 )			49,967,743
NET OTHER ASSETS AND LIABILITIES - 0.4%			210,973

TOTAL NET ASSETS - 100.0%			$50,178,716

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Master Fund - 94.7%#
Madison Funds: Madison Target Retirement 2050 Fund Class R6 (A)		2,268,783	$21,439,999

Money Market Funds - 5.1%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		1,162,277	1,162,277

TOTAL INVESTMENTS - 99.8% ( Cost $20,792,429 )			22,602,276
NET OTHER ASSETS AND LIABILITIES - 0.2%			38,526

TOTAL NET ASSETS - 100.0%			$22,640,802

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016
Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust" and each series of the Trust referred to individually as a "Fund", and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation and Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation or Target Date Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market

Ultra Series Fund | March 31, 2016
Notes to Portfolios of Investments (unaudited)

sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At March 31, 2016, investments in securities of the Core Bond, High Income and Diversified Income Funds included issues that are illiquid. As of that date, the aggregate values of illiquid securities held by the Core Bond, High Income and Diversified Income Funds were $4,051,771, $386,000 and $4,750,239, respectively, which represent 1.9%, 1.3% and 1.6% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at March 31, 2016, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost
Core Bond Fund
AARP Inc.	5/16/02	$2,086,637
Indianapolis Power & Light Co.	10/2/06	994,555
		$3,081,192

High Income Fund
First Quality Finance Co. Inc.	8/7/14	$381,014
		$381,014

Diversified Income Fund
AARP Inc.	5/16/02	$2,086,637
Indianapolis Power & Light Co.	10/2/06	1,546,533
		$3,633,170

3. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships

Ultra Series Fund | March 31, 2016
Notes to Portfolios of Investments (unaudited)

observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended March 31, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2016, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund[1]	Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/16
	Conservative Allocation	$ 161,387,417	0	0	$161,387,417
	Moderate Allocation	276,125,560	0	0	276,125,560
	Aggressive Allocation	91,648,207	0	0	91,648,207
	Core Bond
Assets:
	Asset Backed Securities	0	4,385,191	0	4,385,191
	Collateralized Mortgage Obligation	0	3,639,120	0	3,639,120
	Commercial Mortgage-Backed Securities	0	4,218,318	0	4,218,318
	Corporate Notes and Bonds	0	59,875,981	0	59,875,981
	Long Term Municipal Bonds	0	13,046,397	0	13,046,397
	Mortgage Backed Securities	0	54,727,362	0	54,727,362
	U.S. Government and Agency Obligations	0	63,150,547	0	63,150,547
	Short-Term Investments	7,669,682	0	0	7,669,682
		7,669,682	203,042,916	0	210,712,598

High Income
	Corporate Notes and Bonds	0	26,645,386	0	26,645,386
	Short-Term Investments	2,636,782	0	0	2,636,782
		2,636,782	26,645,386	0	29,282,168
Diversified Income
	Common Stocks	164,224,810	0	0	164,224,810
	Asset Backed Securities	0	4,426,370	0	4,426,370
	Collateralized Mortgage Obligations	0	2,363,172		2,363,172
	Commercial Mortgage-Backed Securities	0	1,863,972	0	1,863,972
	Corporate Notes and Bonds	0	46,036,870	0	46,036,870
	Long Term Municipal Bonds	0	9,982,323	0	9,982,323
	Mortgage Backed Securities	0	31,933,604	0	31,933,604
	U.S. Government and Agency Obligations	0	35,965,536	0	35,965,536
	Short-Term Investments	6,672,713	0	0	6,672,713
		170,897,523	132,571,847	0	303,469,370

Ultra Series Fund | March 31, 2016
Notes to Portfolios of Investments (unaudited)

Large Cap Value
Common Stocks	336,727,123	0	0	336,727,123
Short-Term Investments	23,470,184	0	0	23,470,184
	360,197,307	0	0	360,197,307
Large Cap Growth
Common Stocks	262,532,774	0	0	262,532,774
Short-Term Investments	9,092,787	0	0	9,092,787
	271,625,561	0	0	271,625,561
Mid Cap
Common Stocks	213,885,800	0	0	213,885,800
Short-Term Investments	13,970,118	0	0	13,970,118
	227,855,918	0	0	227,855,918

International Stock
Common Stocks
Australia	0	659,061	0	659,061
Brazil	0	754,004	0	754,004
Denmark	0	2,166,794	0	2,166,794
France	0	5,731,705	0	5,731,705
Germany	0	1,371,739	0	1,371,739
Ireland	1,011,542	980,490	0	1,992,032
Israel	811,747	0	0	811,747
Japan	0	3,978,815	0	3,978,815
Netherlands	1,172,541	1,718,738	0	2,891,279
Singapore	0	691,150	0	691,150
South Korea	0	1,138,076	0	1,138,076
Sweden	0	1,135,952	0	1,135,952
Switzerland	1,176,418	5,072,876	0	6,249,294
United Kingdom	0	11,505,000	0	11,505,000
Short-Term Investments	1,581,801	0	0	1,581,801
	5,754,049	36,904,400	0	42,658,449

Madison Target Retirement 2020[2]	52,729,490	0	0	52,729,490
Madison Target Retirement 2030[2]	76,622,346	0	0	76,622,346
Madison Target Retirement 2040[2]	49,967,743	0	0	49,967,743
Madison Target Retirement 2050[2]	22,602,276	0	0	22,602,276
1See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2Please refer to Note 4 for a list of underlying holdings of the Master Fund held by each respective Ultra Series Target Date Fund.

4. Target Date Funds: The Ultra Series Madison Target Retirement 2020, Ultra Series Madison Target Retirement 2030, Ultra Series Madison Target Retirement 2040 and Ultra Series Madison Target Retirement 2050 Funds seek to achieve their investment objectives by investing in the shares of the corresponding Madison Funds Target Retirement Fund series, other than cash required to process shareholder transactions.

The tables below represent the holdings of the underlying Madison Funds series in which the corresponding Ultra Series Madison Target Retirement Fund invests:

Ultra Series Fund | March 31, 2016
Notes to Portfolios of Investments (unaudited)

Madison Funds: Madison Target Retirement 2020 Fund Portfolio of Investments - Master Funds (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Alternative Funds - 3.0%
SPDR Gold Shares *		13,513	$1,589,129

Bond Funds - 60.0%
Baird Aggregate Bond Fund Institutional Shares		48,908	531,633
iShares 20+ Year Treasury Bond ETF		18,351	2,396,824
iShares 3-7 Year Treasury Bond ETF †		141,330	17,800,514
iShares 7-10 Year Treasury Bond ETF		14,457	1,595,185
iShares TIPS Bond Fund ETF		57,921	6,640,064
Metropolitan West Total Return Bond Fund Class I		49,045	531,152
PowerShares Senior Loan Portfolio		46,859	1,063,699
Vanguard Intermediate-Term Corporate Bond ETF		15,324	1,332,115
			31,891,186

Foreign Stock Funds - 4.5%
iShares MSCI EAFE Minimum Volatility ETF		11,968	795,154
Vanguard FTSE All-World ex-U.S. ETF		12,260	529,019
WisdomTree Europe Hedged Equity Fund		10,206	529,895
WisdomTree Japan Hedged Equity Fund		12,111	529,372
			2,383,440

Money Market Funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		1,645,951	1,645,951

Stock Funds - 29.5%
Energy Select Sector SPDR Fund		8,569	530,593
Guggenheim S&P 500 Equal Weight ETF		10,157	797,629
iShares Core S&P Mid-Cap ETF		7,369	1,062,536
Market Vectors Agribusiness ETF		5,678	264,481
PowerShares Buyback Achievers Portfolio ETF		58,463	2,649,543
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		36,517	530,221
Schwab U.S. Dividend Equity ETF		19,844	795,546
SPDR S&P 500 ETF Trust		36,103	7,421,333
Vanguard Financials ETF		5,708	264,623
Vanguard Information Technology ETF		12,110	1,326,408
			15,642,913

TOTAL INVESTMENTS - 100.1% ( Cost $48,318,108 )			53,152,619
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(27,846)

TOTAL NET ASSETS - 100.0%			$53,124,773

*	Non-income producing.
†	The annual report and prospectus for the iShare 3-7 Year Treasury Bond ETF can be found at:http://www.ishares.com/us/library/financial-legal-tax.
ETF	Exchange Traded Fund.
[1]	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Ultra Series Fund | March 31, 2016
Notes to Portfolios of Investments (unaudited)

Madison Funds: Madison Target Retirement 2030 Fund Portfolio of Investments - Master Funds (unaudited)1

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Alternative Funds - 4.0%
SPDR Gold Shares *		25,744	$3,027,495

Bond Funds - 35.0%
iShares 20+ Year Treasury Bond ETF		26,221	3,424,725
iShares 3-7 Year Treasury Bond ETF		96,451	12,148,003
iShares 7-10 Year Treasury Bond ETF		13,771	1,519,492
iShares TIPS Bond Fund ETF		69,527	7,970,575
Vanguard Intermediate-Term Corporate Bond ETF		17,507	1,521,884
			26,584,679

Foreign Stock Funds - 9.5%
iShares MSCI EAFE Minimum Volatility ETF		34,202	2,272,381
iShares MSCI United Kingdom ETF		24,100	377,888
Vanguard FTSE All-World ex-U.S. ETF		35,037	1,511,847
WisdomTree Europe Hedged Equity Fund		36,458	1,892,899
WisdomTree Japan Hedged Equity Fund		25,958	1,134,624
			7,189,639

Money Market Funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class		2,377,006	2,377,006

Stock Funds - 48.4%
Energy Select Sector SPDR Fund		24,462	1,514,687
Guggenheim S&P 500 Equal Weight ETF		19,327	1,517,749
iShares Core S&P Mid-Cap ETF		18,426	2,656,845
Market Vectors Agribusiness ETF		16,225	755,760
PowerShares Buyback Achievers Portfolio ETF		83,571	3,787,438
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		78,267	1,136,431
Schwab U.S. Dividend Equity ETF		28,332	1,135,830
SPDR S&P 500 ETF Trust †		95,805	19,693,676
SPDR S&P Homebuilders ETF		22,446	759,573
Vanguard Financials ETF		16,328	756,966
Vanguard Growth ETF		3,560	378,962
Vanguard Health Care ETF		3,072	378,777
Vanguard Information Technology ETF		20,770	2,274,938
			36,747,632

TOTAL INVESTMENTS - 100.0% ( Cost $66,620,626 )			75,926,451
NET OTHER ASSETS AND LIABILITIES - 0.0%			(19,344)

TOTAL NET ASSETS - 100.0%			$75,907,107

*	Non-income producing.
†	The annual report and prospectus for the SPDR S&P 500 ETF Trust can be found at: http://www.spdrs.com/product/fund.seam?ticker=spy.
ETF	Exchange Traded Fund.
[1]	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Ultra Series Fund | March 31, 2016
Notes to Portfolios of Investments (unaudited)

Madison Funds: Madison Target Retirement 2040 Fund Portfolio of Investments - Master Funds (unaudited)1

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.7%
Alternative Funds - 4.0%
SPDR Gold Shares *	16,746	$1,969,330

Bond Funds - 25.0%
iShares 20+ Year Treasury Bond ETF	17,056	2,227,684
iShares 3-7 Year Treasury Bond ETF	35,291	4,444,901
iShares 7-10 Year Treasury Bond ETF	4,479	494,213
iShares TIPS Bond Fund ETF	38,762	4,443,676
Vanguard Intermediate-Term Corporate Bond ETF	8,545	742,817
		12,353,291

Foreign Stock Funds - 12.0%
iShares MSCI Canada ETF	10,381	246,133
iShares MSCI EAFE Minimum Volatility ETF	33,372	2,217,236
iShares MSCI United Kingdom ETF	15,704	246,239
Vanguard FTSE All-World ex-U.S. ETF	28,489	1,229,300
WisdomTree Europe Hedged Equity Fund	23,715	1,231,283
WisdomTree Japan Hedged Equity Fund	16,903	738,830
		5,909,021

Money Market Funds - 3.8%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class	1,879,038	1,879,038

Stock Funds - 55.9%
Energy Select Sector SPDR Fund	15,912	985,271
Guggenheim S&P 500 Equal Weight ETF	15,692	1,232,293
iShares Core S&P Mid-Cap ETF	13,698	1,975,115
Market Vectors Agribusiness ETF	15,832	737,454
PowerShares Buyback Achievers Portfolio ETF	65,225	2,955,997
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	68,126	989,189
Schwab U.S. Dividend Equity ETF	36,856	1,477,557
SPDR S&P 500 ETF Trust †	64,716	13,303,021
SPDR S&P Homebuilders ETF	14,542	492,101
Vanguard Financials ETF	15,948	739,349
Vanguard Growth ETF	4,638	493,715
Vanguard Health Care ETF	1,987	244,997
Vanguard Information Technology ETF	18,009	1,972,526
		27,598,585

TOTAL INVESTMENTS - 100.7% ( Cost $42,527,837 )		49,709,265
NET OTHER ASSETS AND LIABILITIES - (0.7%)		(342,998)

TOTAL NET ASSETS - 100.0%		$49,366,267

Ultra Series Fund | March 31, 2016
Notes to Portfolios of Investments (unaudited)

*	Non-income producing.
†	The annual report and prospectus for the SPDR S&P 500 ETF Trust can be found at: http://www.spdrs.com/product/fund.seam?ticker=spy.
ETF	Exchange Traded Fund.
[1]	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Madison Funds: Madison Target Retirement 2050 Fund Portfolio of Investments - Master Funds (unaudited)1

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 101.0%
Alternative Funds - 4.0%
SPDR Gold Shares *	7,374	$867,182

Bond Funds - 15.0%
iShares 20+ Year Treasury Bond ETF	7,511	981,012
iShares 3-7 Year Treasury Bond ETF	3,461	435,913
iShares TIPS Bond Fund ETF	14,217	1,629,837
Vanguard Intermediate-Term Corporate Bond ETF	2,509	218,107
		3,264,869

Foreign Stock Funds - 14.5%
iShares MSCI Canada ETF	9,139	216,686
iShares MSCI EAFE Minimum Volatility ETF	19,585	1,301,227
iShares MSCI United Kingdom ETF	6,968	109,258
Vanguard FTSE All-World ex-U.S. ETF	15,055	649,623
WisdomTree Europe Hedged Equity Fund	10,444	542,253
WisdomTree Japan Hedged Equity Fund	7,437	325,071
		3,144,118

Money Market Funds - 4.1%
State Street Institutional U.S. Government Money Market Fund, 0.24%, Premier Class	893,131	893,131

Stock Funds - 63.4%
Energy Select Sector SPDR Fund	7,026	435,050
Guggenheim S&P 500 Equal Weight ETF	8,309	652,506
iShares Core S&P Mid-Cap ETF	6,785	978,329
Market Vectors Agribusiness ETF	9,256	431,145
PowerShares Buyback Achievers Portfolio ETF	33,470	1,516,860
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	37,452	543,808
Schwab U.S. Dividend Equity ETF	24,345	975,991
SPDR S&P 500 ETF Trust †	29,544	6,073,065
SPDR S&P Homebuilders ETF	6,436	217,794
Vanguard Financials ETF	9,360	433,930
Vanguard Growth ETF	3,072	327,014
Vanguard Health Care ETF	874	107,764
Vanguard Information Technology ETF	9,935	1,088,181
		13,781,437

Ultra Series Fund | March 31, 2016
Notes to Portfolios of Investments (unaudited)

TOTAL INVESTMENTS - 101.0% ( Cost $19,424,584 )		21,950,737
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(215,991)

TOTAL NET ASSETS - 100.0%		$21,734,746

*	Non-income producing.
†	The annual report and prospectus for the SPDR S&P 500 ETF Trust can be found at: http://www.spdrs.com/product/fund.seam?ticker=spy.
ETF	Exchange Traded Fund.
[1]	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

5. Federal Income Tax Information: At March 31, 2016, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$6,247,010	$(1,417,868)	$4,829,142
Moderate Allocation	16,414,116	(1,347,793)	15,066,323
Aggressive Allocation	6,452,946	(759,161)	5,693,785
Core Bond	11,480,135	(877,309)	10,602,826
High Income	538,715	(879,690)	(340,975)
Diversified Income	56,140,560	(1,187,036)	54,953,524
Large Cap Value	52,235,059	(2,960,722)	49,274,337
Large Cap Growth	87,803,504	(2,694,087)	85,109,417
Mid Cap	71,177,356	(1,716,885)	69,460,471
International Stock	2,249,325	(7,828,661)	(5,579,336)
Madison Target Retirement 2020	3,219,673	0	3,219,673
Madison Target Retirement 2030	6,616,303	0	6,616,303
Madison Target Retirement 2040	4,860,671	0	4,860,671
Madison Target Retirement 2050	1,809,847	0	1,809,847

6. Investment Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Ultra Series Fund | March 31, 2016
Notes to Portfolios of Investments (unaudited)

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entails certain other risks: such as unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Allocation and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Ultra Series Fund | March 31, 2016

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2016

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: /s/ Lisa R. Lange

Lisa R. Lange, Chief Compliance Officer

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank

Katherine L. Frank, Principal Executive Officer

Date: May 26, 2016

By: /s/ Greg Hoppe

Greg Hoppe, Principal Financial Officer

Date: May 26, 2016

See accompanying Notes to Portfolios of Investments.